Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Sales, net	$ 572,952	$ 561,347	$ 548,970
Cost of sales	304,629	268,212	252,314
Impairment		13
Gross profit	268,323	293,122	296,656
Operating expenses:
Research and development	52,243	54,540	60,152
Selling, marketing, general and administrative	198,366	113,677	91,355
Settlements and loss contingencies		61,446	558,924
Total operating expenses	250,609	229,663	710,431
Operating income (loss)	17,714	63,459	(413,775)
Financial income, net	18,037	10,172	19,809
Other gain, net	2,462	4,227	2,893
Income (loss) before income taxes	38,213	77,858	(391,073)
Tax expense	12,768	19,592	9,667
Net income (loss)	25,445	58,266	(400,740)
Net loss attributable to non-controlling interest			(14,087)
Net income (loss) attributable to Taro	$ 25,445	$ 58,266	$ (386,653)
Net income (loss) per ordinary share attributable to Taro:
Basic	$ 0.68	$ 1.55	$ (10.12)
Diluted	$ 0.68	$ 1.55	$ (10.12)
Weighted-average number of ordinary shares used to compute net income (loss) per share:
Basic	37,584,891	37,641,087	38,209,726
Diluted	37,584,891	37,641,087	38,209,726